Financial Instruments (Details) - Schedule of financial assets measured at fair value level on recurring basis - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Cash [Member]
Financial Assets
Financial assets	$ 29,322,504	$ 46,441,482
Cash [Member] | Level 1 [Member]
Financial Assets
Financial assets	29,322,504	46,441,482
Cash [Member] | Level 2 [Member]
Financial Assets
Financial assets
Cash [Member] | Level 3 [Member]
Financial Assets
Financial assets
Short-Term Investments - Bonds [Member]
Financial Assets
Financial assets	192,398	143,914
Short-Term Investments - Bonds [Member] | Level 1 [Member]
Financial Assets
Financial assets	192,398	143,914
Short-Term Investments - Bonds [Member] | Level 2 [Member]
Financial Assets
Financial assets
Short-Term Investments - Bonds [Member] | Level 3 [Member]
Financial Assets
Financial assets
Common Shares [Member]
Financial Assets
Financial assets	496,741
Common Shares [Member] | Level 1 [Member]
Financial Assets
Financial assets	496,741
Common Shares [Member] | Level 2 [Member]
Financial Assets
Financial assets
Common Shares [Member] | Level 3 [Member]
Financial Assets
Financial assets
Common or Preferred Shares [Member]
Financial Assets
Financial assets		461,635
Common or Preferred Shares [Member] | Level 1 [Member]
Financial Assets
Financial assets		461,635
Common or Preferred Shares [Member] | Level 2 [Member]
Financial Assets
Financial assets
Common or Preferred Shares [Member] | Level 3 [Member]
Financial Assets
Financial assets
Warrants [Member]
Financial Assets
Financial assets		34,891
Warrants [Member] | Level 1 [Member]
Financial Assets
Financial assets
Warrants [Member] | Level 2 [Member]
Financial Assets
Financial assets		34,891
Warrants [Member] | Level 3 [Member]
Financial Assets
Financial assets